PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)
1
Voya Retirement Moderate
Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.0%
Affiliated Investment Companies : 100.0%
2,531,395  Voya Emerging
Markets Index Portfolio
- Class I
$ 25,592,406
2.0
3,682,647  Voya High Yield Bond
Fund - Class R6
25,336,614
2.0
7,661,266  Voya International
Index Portfolio - Class I
89,866,650
7.0
5,406,182  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
65,252,620
5.1
10,825,923  Voya Short Term Bond
Fund - Class R6
100,356,304
7.8
41,787,538  Voya U.S. Bond Index
Portfolio - Class I
378,177,219
29.6
30,230,468  Voya U.S. Stock Index
Portfolio - Class I
594,330,992
46.5
Total Mutual Funds
(Cost $1,246,053,150)
1,278,912,805
100.0
Total Investments in
Securities
(Cost $1,246,053,150) $ 1,278,912,805 100.0
Liabilities in Excess
of Other Assets (102,920) 0.0
Net Assets $ 1,278,809,885 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)
2
Voya Retirement Moderate
Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Mutual Funds $ 1,278,912,805 $ — $ — $ 1,278,912,805
Total Investments, at fair value $ 1,278,912,805 $ — $ — $ 1,278,912,805
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 24,562,032 $ 1,688,689 $ (1,804,761) $ 1,146,446 $ 25,592,406 $ — $ (579,340) $ —
Voya High Yield Bond Fund - Class
R6
25,635,955 1,217,754 (1,372,412) (144,683) 25,336,614 435,303 34,150 —
Voya International Index Portfolio
- Class I
87,935,229 2,001,584 (4,366,673) 4,296,510 89,866,650 — 641,851 —
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
65,657,329 8,387 (4,715,356) 4,302,260 65,252,620 — 859,476 —
Voya Short Term Bond Fund -
Class R6
99,148,831 6,741,762 (5,262,082) (272,207) 100,356,304 1,136,536 (360,397) —
Voya U.S. Bond Index Portfolio -
Class I
368,820,389 34,908,206 (21,692,462) (3,858,914) 378,177,219 3,835,786 (3,311,143) —
Voya U.S. Stock Index Portfolio -
Class I
601,962,280 77,155 (57,774,015) 50,065,572 594,330,992 — 8,708,815 —
$ 1,273,722,045 $ 46,643,537 $ (96,987,761) $ 55,534,984 $ 1,278,912,805 $ 5,407,625 $ 5,993,412 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 97,580,214
Gross Unrealized Depreciation (64,720,559)
Net Unrealized Appreciation $ 32,859,655